LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Loans receivable
Loans receivables, gross	$ 990,714,916	$ 1,043,927,204
Add (less):
Deferred loan costs	3,115,384	3,625,440
Loans in process	(986,063)	(566,213)
Allowance for loan losses	(17,116,595)	(25,713,622)	(26,975,717)	(20,579,170)
Total	975,727,642	1,021,272,809
Weighted average interest rate at end of period (as a percent)	4.92%	5.30%
Substandard
Add (less):
Total	71,584,339	91,912,946
Single-family residential
Loans receivable
Loans receivables, gross	397,782,562	469,950,915
Add (less):
Allowance for loan losses	(9,348,111)	(16,842,446)	(11,192,096)
Residential first mortgage
Loans receivable
Loans receivables, gross	211,759,949	242,091,310
Residential second mortgage
Loans receivable
Loans receivables, gross	42,091,046	51,535,399
Home equity lines of credit
Loans receivable
Loans receivables, gross	143,931,567	176,324,206
Commercial
Loans receivable
Loans receivables, gross	590,258,429	570,859,547
Add (less):
Allowance for loan losses	(7,633,303)	(8,256,032)	(15,533,915)
Commercial and multi-family real estate
Loans receivable
Loans receivables, gross	323,333,936	316,210,346
Land acquisition and development
Loans receivable
Loans receivables, gross	47,262,727	51,497,056
Real estate construction and development
Loans receivable
Loans receivables, gross	21,906,992	22,330,981
Commercial and industrial
Loans receivable
Loans receivables, gross	197,754,774	180,821,164
Consumer and installment
Loans receivable
Loans receivables, gross	$ 2,673,925	$ 3,116,742